Common Stock (Table)	12 Months Ended
Dec. 31, 2021
Rigetti Holdings [Member]
Class of Stock [Line Items]
Summary of Conversions of Stock
As of December 31, 2021, the Company has reserved the following shares of common stock for issuance upon the conversion, exercise or vesting of the underlying instruments:

	Class A Common Stock	Class B Common Stock
Series C Preferred Stock	69,223,658	—
Series C-1 Preferred Stock	—	3,687,836
Common Stock Warrants	10,817,831	—
Stock-Based Awards - Options Outstanding	14,572,344	—
Stock-Based Awards - RSUs Outstanding	6,846,961	—
Stock-Based Awards - Options Available for Future Grant	4,954,141	—

Total	106,414,935	3,687,836